Summary of Significant Accounting Policies - Summary of Useful Life of Property Plant and Equipment (Details)	Dec. 31, 2023
Buildings
Property, Plant and Equipment [Line Items]
Estimated Useful Life	25 years
Plant and machinery | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Plant and machinery | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years
Computer and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Computer and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Capitalized software | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Capitalized software | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years